Related Party Transactions (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 19, 2024	Nov. 03, 2022	Oct. 08, 2021	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Accounts Receivable, after Allowance for Credit Loss				$ 4,874,000		$ 4,874,000		$ 5,162,000	$ 3,748,000
Legal settlements receivable percentage								50.00%
Interest income, operating									165,000
Ameluz LSA [Member]
Related Party Transaction [Line Items]
Transfer price percentage for sales related to acne	25.00%
Through Twothousand And Twenty Five [Member] | Ameluz LSA [Member]
Related Party Transaction [Line Items]
Transfer price percentage	25.00%
Two Thousand And Twenty Six To Two Thousand And Twenty Eight [Member] | Ameluz LSA [Member]
Related Party Transaction [Line Items]
Transfer price percentage	30.00%
Two Thousands And Twenty Nine To Two Thousand And Thirty One [Member] | Ameluz LSA [Member]
Related Party Transaction [Line Items]
Transfer price percentage	32.00%
Two Thousand And Thirty Two And After [Member] | Ameluz LSA [Member]
Related Party Transaction [Line Items]
Transfer price percentage	35.00%
Biofrontera Pharma GmbH [Member]
Related Party Transaction [Line Items]
Interest income, operating								0	100,000
Total investment								$ 100,000	10,500,000
Stock Issued During Period, Shares, Acquisitions								5,451,016
Biofrontera AG [Member]
Related Party Transaction [Line Items]
Loss contingency, receivable								$ 2,800,000	$ 6,400,000
Legal settlements receivable percentage								50.00%
Investment Owned, Balance, Shares								177,465	6,466,946
Biofrontera A G And Biofrontera Bioscience [Member]
Related Party Transaction [Line Items]
Reimbursements expense					$ 100,000	300,000	$ 200,000
License and Supply Agreement [Member] | Biofrontera Pharma GmbH [Member]
Related Party Transaction [Line Items]
Related party costs								$ 23,400,000	$ 17,900,000
Accounts payable related parties								8,500,000	1,300,000
License and Supply Agreement [Member] | Fifty Percent of Anticipated Net Price [Member]
Related Party Transaction [Line Items]
Revenue from sales			$ 30,000,000
License and Supply Agreement [Member] | Forty Percent of Anticipated Net Price [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Revenue from sales			30,000,000
License and Supply Agreement [Member] | Forty Percent of Anticipated Net Price [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Revenue from sales			50,000,000
License and Supply Agreement [Member] | Thirty Percent of Anticipated Net Price [Member]
Related Party Transaction [Line Items]
Revenue from sales			$ 50,000,000
Service Agreements [Member] | Biofrontera AG [Member]
Related Party Transaction [Line Items]
Accounts payable related parties								100,000	200,000
Expenses related to service								200,000	700,000
Clinical Lamp Lease Agreement [Member] | Biofrontera Pharma GmbH [Member]
Related Party Transaction [Line Items]
Revenue from sales									100,000
Accounts Receivable, after Allowance for Credit Loss									$ 200,000
Share Purchase and Transfer Agreement [Member]
Related Party Transaction [Line Items]
Purchase of shares		6,466,946
Share Purchase and Transfer Agreement [Member] | Maruho Co, Ltd. [Member]
Related Party Transaction [Line Items]
Purchase of shares		1,674,996
Purchase of shares, value		$ 1,700,000
Second Amended And Restated License And Supply Agreement [Member]
Related Party Transaction [Line Items]
Related party costs				2,200,000	$ 5,100,000	3,300,000	$ 18,800,000
Accounts payable related parties				$ 3,600,000		$ 3,600,000		$ 8,500,000